OFF-BALANCE SHEET ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments, Contract Amount Represents Credit Risk

Financial instruments, whose contract amount represents credit risk as of December 31, were as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Commitments to extend credit and unused lines of credit, including unused credit card lines	$192,968	$136,873
Standby letters of credit	560	4,803